Post-Employment Benefits - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit plan assets	R$ 21,912	R$ 23,225
Actuarial assumption of retirement age [member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial method assumption	4.00%
ITAU UNIBANCO HOLDING [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan assets	R$ 11	11
Percentage of actuarial method assumption	4.00%
ITAU UNIBANCO HOLDING [Member] | Real Estate [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan assets	R$ 374	R$ 410